Other expenses and finance costs	12 Months Ended
Dec. 31, 2019
Other Expenses (Income) [Abstract]
Other expenses and finance costs
Other expenses and finance costs

	2019 $	2018 $
Other expenses
Royalty obligation expense (note 12)	7,200	—
Revaluation adjustment on contingent consideration (note 11)	1,185	236
Proxy contest costs	720	—
Foreign exchange gain	(60)	(67)
Derecognition right-of-use asset	(54)	—
	8,991	169

Finance costs
Interest expense	39	—
	39	—

Proxy contest costs were related to a dissident shareholder's challenge of the Company's 2019 annual general meeting proxy.
Previously, interest income and finance costs were labeled on the statement of operations and comprehensive loss as other expenses. In 2019 they have been disaggregated and re-labeled as interest income and finance costs.